Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Future Maturities Lease Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Totals	$ 151,885	$ 172,924	$ 176,795
1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	30,829	32,628
Due within 1 and 2 Year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	27,779	28,462
2 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	24,083	25,084
3 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	20,991	22,098
4 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	16,627	19,042
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Totals	$ 31,576	$ 45,610